STAFF COSTS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Total staff costs
Staff costs	$ 10.3	$ 9.9	$ 34.3	$ 31.3	$ 43.8
Operating expenses
Total staff costs
Staff costs	2.1	2.2	6.7	6.8	9.2
Administrative expenses
Total staff costs
Staff costs	$ 8.2	$ 7.7	$ 27.6	$ 24.5	$ 34.6